Related party transactions (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related party transactions
Revenue from related parties	$ 138	$ 2,785	$ 0
Lease expenses	$ 18,279	$ 100,235	$ 66,116